Basis of Presentation (Details Narrative) - shares	3 Months Ended		12 Months Ended
	Apr. 30, 2021	Mar. 31, 2021	Jan. 31, 2021	Feb. 24, 2021	Nov. 24, 2020	Nov. 23, 2020	Jun. 22, 2020	Jan. 31, 2020
Reverse stock split description	On November 24, 2020, the Company filed a Certificate of Change with the Secretary of the State of Nevada to affect a 1-for-500 reverse stock split (the "Reverse Stock Split"). The Reverse Stock Split was formally processed by FINRA effective on February 25, 2021 and the Company's common stock began trading on a split-adjusted basis on February 25, 2021.	On November 24, 2020, the Company filed a Certificate of Change with the Secretary of the State of Nevada to affect a 1-for-500 reverse stock split (the "Reverse Stock Split").	On November 24, 2020, the Company filed a Certificate of Change with the Secretary of the State of Nevada to affect a 1-for-500 reverse stock split (the "Reverse Stock Split").
Common stock, shares authorized	12,300,000		12,300,000		12,300,000	6,150,000,000		12,500,000
Common stock, shares outstanding	10,052,163		9,902,052					9,116,725
Class A Common Stock [Member]
Common stock, shares authorized	200,000		0		200,000	100,000,000	200,000	0
Common stock, shares outstanding	102,000		0	51,000,000	102,000			0